SUPPLEMENTAL BALANCE SHEET DATA (Tables)	12 Months Ended
Dec. 31, 2023
SUPPLEMENTAL BALANCE SHEET DATA
Schedule of Other Assets

Other assets included the following:

	December 31,	December 31,
	2023	2022

	(in millions)
Operating lease assets(1)	$24.8	$32.4
Deferred income taxes	14.2	14.3
Long-term receivables	3.1	3.1
Other	9.4	7.2
Other assets	$51.5	$57.0
(1)

Balances at December 31, 2022 included an unrecognized tax liability for FIN48 reserves and leased assets and related depreciation, which have been retained by Cummins upon completion of Atmus’ IPO and are no longer included on Atmus’ Consolidated Balance Sheets at December 31, 2023. See Note 1, Description of the Business, and in Note 2, Basis of Presentation for more information.

Schedule of Other Accrued Expenses

Other accrued expenses included the following:

	December 31,	December 31,
	2023	2022

	(in millions)
Marketing accruals	$42.6	$47.3
Other taxes payables	12.7	7.5
Income taxes payable	10.3	6.0
Current portion of operating lease liabilities(1)	7.1	9.0
Current portion of finance lease liabilities	0.3	0.4
Other	10.7	8.8
Other accrued expenses	$83.7	$79.0
(1)

Balances at December 31, 2022 included an unrecognized tax liability for FIN48 reserves and leased assets and related depreciation, which have been retained by Cummins upon completion of Atmus’ IPO and are no longer included on Atmus’ Consolidated Balance Sheets at December 31, 2023. See Note 1, Description of the Business, and in Note 2, Basis of Presentation for more information.

Schedule of Other Liabilities

Other liabilities included the following:

	December 31,	December 31,
	2023	2022

	(in millions)
Long-term portion of operating lease liabilities(1)	$18.5	$23.2
Deferred income taxes	1.4	7.3
Long-term income taxes(1)	0.2	29.8
Other long-term liabilities	11.7	10.9
Other liabilities	$31.8	$71.2
(1)

Balances at December 31, 2022 included an unrecognized tax liability for FIN48 reserves and leased assets and related depreciation, which have been retained by Cummins upon completion of Atmus’ IPO and are no longer included on Atmus’ Consolidated Balance Sheets at December 31, 2023. See Note 1, Description of the Business, and in Note 2, Basis of Presentation for more information.